Equity Method Investments (Details) - Investments In Equity Method Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Schedule of Equity Method Investments [Line Items]
Balance as of January 1, 2022			$ 19.4
Income on a percentage basis	$ (1.1)	$ (5.7)	0.0	$ 10.3
Balance as of June 30, 2022	19.4		19.4
Funding provided by shareholder loans	9.8		9.8
Perfomex
Schedule of Equity Method Investments [Line Items]
Balance as of January 1, 2022			16.9
Income on a percentage basis			(0.7)
Balance as of June 30, 2022	16.2		16.2
Perfomex II
Schedule of Equity Method Investments [Line Items]
Balance as of January 1, 2022			2.5
Income on a percentage basis			0.7
Balance as of June 30, 2022	$ 3.2		$ 3.2